Leases (Details 2) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Current	R$ 944,326
Non-current	2,777,521
Future payments of finance leases	3,721,847
Later than one year [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	686,951
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	510,645
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	425,753
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	285,951
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Future payments of finance leases	R$ 868,221